Accrued Liabilities and Other and Other Long-Term Liabilities	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued Liabilities and Other and Other Long-Term Liabilities
6. Accrued Liabilities and Other and Other Long-Term Liabilities
The following tables reflect the components of accrued liabilities and other and other long-term liabilities as at the dates indicated:

Accrued Liabilities and Other

	December 31, 2023 $	December 31, 2022 $
Accrued liabilities	73,320	78,301
Deferred revenues - current	3,402	1,650
Office lease liability – current (note 1)	2,527	2,232
Asset retirement obligation - current	3,219	4,788
	82,468	86,971
Other Long-Term Liabilities

	December 31, 2023 $	December 31, 2022 $
Freight tax provisions (note 17)	47,813	42,477
Asset retirement obligation	—	2,923
Office lease liability – long-term (note 1)	8,764	10,537
Pension liabilities	6,594	6,194
Other	786	1,380
	63,957	63,511

Asset Retirement Obligations

In April 2021, the charterer of the Petrojarl Foinaven FPSO unit announced its decision to suspend production from the Foinaven oil fields and permanently remove the Petrojarl Foinaven FPSO unit from the site. The FPSO unit was redelivered to Teekay Parent on August 30, 2022. Upon redelivery, the Company received a lump sum payment from the charterer, which the Company expects will cover the cost of recycling the FPSO unit. On October 21, 2022, the Company delivered the FPSO unit to an EU-approved shipyard for green recycling which is expected to be completed in mid-2024. As of December 31, 2023, the Petrojarl Foinaven FPSO unit's estimated ARO relating to recycling costs was $3.2 million.